UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011_

Check here if Amendment [X]; Amendment Number: _1____
 This Amendment (Check only one.):       [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		J.A. Glynn & Co.
Address:	9841 Clayton Road
		St. Louis, MO 63124

Form 13F File Number:  28-04485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Roberta J. Maue
Title:	VP
Phone:	314-997-1277
Signature, Place, and Date of Signing:

Roberta J. Maue	St Louis MO		November 22, 2011

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	110

Form 13F Information Table Value Total:	$268,545
                                         (thousands)





List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                                         Valuex                Voting Authority
Security                                                  Type Cusip     $1000 Quantity Mgrs   Sole  Shared    None
3M Company                                                COM  88579y101   5365   74731       66321            8410
A T & T Corp. Liberty Media Convertible Mortgage Backed BoCONV 530715AG6    441  774000      549000          225000
Adobe Systems Inc                                         COM  00724f101    752   31096       23236            7860
Advanced Micro Devices Inc. Convertible Senior Note       CONV 007903AL1    310  317000      317000               0
Agrium Inc. ADR                                           COM  008916108   3008   45122       39862            5260
Air Products & Chemicals Inc.                             COM  009158106    763    9997        7402            2595
Alcatel Lucent                                            COM  013904305   2179  769951      680536           89415
Amazon.com Inc.                                           COM  023135106   9883   45704       39638            6066
Apple Inc                                                 COM  037833100  10160   26653       23193            3460
Arm Holdings PLC - Sponsored ADR                          COM  042068106   6502  254966      226016           28950
ArvinMeritor Inc Convertible Sr Nt                        CONV 043353AH4    170  250000      150000          100000
Automatic Data Processing                                 COM  053015103    739   15664       12629            3035
Bank of America Corporation                               COM  060505104    167   27332       21858            5474
Barrett Bill Corp. Convertible Senior Note                CONV 06846NAA2    357  357000      317000           40000
Becton Dickinson                                          COM  075887109   1035   14112       10212            3900
Bristol Myers Squibb Company                              COM  110122108    371   11835       11835               0
Bristow Group Inc. Convertible Senior Note                CONV 110394AC7    551  554000      429000          125000
Brookdale Sr Living Inc Convertible Sr Nt                 CONV 112463AA2    272  360000      235000          125000
Canadian National Railway Co.                             COM  136375102   1052   15794       12124            3670
Capital One Financial Corp.                               COM  14040H105   3700   93376       82831           10545
Caterpillar Inc.                                          COM  149123101   6734   91196       80881           10315
Cerner Corp.                                              COM  156782104    848   12375       10090            2285
Chesapeake Energy Corp.                                   COM  165167107   4537  177559      155419           22140
Chimera Investment Corp.                                  COM  16934Q109     60   21500       21500               0
Cisco Systems Inc                                         COM  17275R102    851   54948       42238           12710
Coca-Cola Company                                         COM  191216100    822   12160        8770            3390
Colgate Palmolive Co.                                     COM  194162103   1204   13577       10332            3245
Commerce Bancshares Inc.                                  COM  200525103    223    6428        6428               0
Companhia de Bebidas Das Amers ADR                        COM  20441w203   6237  203477      171532           31945
Compass Diversified Hldgs Shs Ben Int                     COM  20451Q104    127   10435       10435               0
Cummins Engine Inc.                                       COM  231021106   6197   75884       67539            8345
CVS/Caremark Corporation                                  COM  126650100    972   28945       22435            6510
Dendreon Corp Convertible Sr Nt                           CONV 24823QAC1    287  400000      350000           50000
Discover Financial Services Inc                           COM  254709108   6793  296126      262631           33495
Discovery Communications Inc. New Ser. A                  COM  25470F104   5853  155573      137944           17629
Disney Walt Co.                                           COM  254687106    672   22283       16273            6010
Dow Chemical Co.                                          COM  260543103   3017  134322      119292           15030
Du Pont E I De Nemours & Co.                              COM  263534109   3450   86303       78193            8110
Electronic Arts Inc.                                      COM  285512109   5559  271810      241160           30650
EMC Corporation Mass                                      COM  268648102   6628  315757      281146           34611
Emerson Electric Co                                       COM  291011104    862   20864       15994            4870
Enersys SR NT Conv                                        CONV 29275YAA0    331  354000      229000          125000
EOG Resources Inc.                                        COM  26875p101    616    8677        6397            2280
Express Scripts Inc                                       COM  302182100    641   17299       12809            4490
F5 Networks Inc.                                          COM  315616102   2956   41607       36887            4720
Fiserv Inc                                                COM  337738108    732   14414       12094            2320
Franklin Resources Inc                                    COM  354613101    819    8567        5692            2875
Gilead Sciences Inc                                       COM  375558103    703   18130       13510            4620
Goldman Sachs Group Inc                                   COM  38141g104    509    5381        3611            1770
Google Inc  Class A                                       COM  38259P508   6564   12761       11311            1450
Greenbrier Cos. Inc. Convertible ST Note                  CONV 393657AD3    330  355000      255000          100000
Hanover Compressor Co Convertible Sr Nt                   CONV 410768AE5    780  843000      608000          235000
Hansen Natural Corporation                                COM  411310105   7468   85550       76350            9200
Hershey Co.                                               COM  427866108    399    6735        5355            1380
Hologic Inc. Convertible Series Note                      CONV 436440AA9    191  204000       42000          162000
Hornbeck Offshore Services Convertible Senior Note        CONV 440543AE6    410  433000      298000          135000
Intel Corporation                                         COM  458140100   6575  308228      273698           34530
Intl. Business Machines Corp.                             COM  459200101    894    5112        3362            1750
Intuit Inc.                                               COM  461202103   4411   92975       82470           10505
Intuitive Surgical Inc                                    COM  46120E602   6299   17291       15331            1960
Ishares Barclays TIPS Bd Fd Protected Secs                ETF  464287176    563    4922        4401             521
IShares DJ Select Dividend Index Fund                     ETF  464287168    208    4322        4322               0
ISHARES IBOXX Investment Grade Corp Bd Fd                 ETF  464287242    437    3894        3419             475
IShares MSCI EAFE Index Fund                              ETF  464287465   1324   27715       27715               0
IShares MSCI Emerging Markets                             ETF  464287234    219    6227        6227               0
IShares Russell 2000 Index Fund                           ETF  464287655   1425   22168       19818            2350
IShares Tr. IBoxx High Yield Corp. Bd. Fd.                ETF  464288513    474    5718        5185             533
Johnson & Johnson                                         COM  478160104   1097   17223       13128            4095
Joy Global Inc.                                           COM  481165108   1639   26280       24490            1790
Level 3 Communications Inc.                               COM  52729n100     28   18500       18500               0
Liberty Media Corp. Convertible Notes                     CONV 530715AL5    142  267000       67000          200000
Lifepoint Hosps. Hldgs. Inc. Convertible Sr. Sub. Note    CONV 53219LAH2    462  456000      301000          155000
Mastercard Inc  Class A                                   COM  57636Q104   5506   17361       15381            1980
McDonalds Corp.                                           COM  580135101   1235   14066       11641            2425
Medtronic Inc. Convertible Senior Note                    CONV 585055AM8   8868 8857000      841000         8016000
Microsoft Corporation                                     COM  594918104    804   32303       27628            4675
Monsanto Company                                          COM  61166W101   3777   62913       55833            7080
Motorola Solutions Inc                                    COM  620076307   6747  161016      142528           18488
NASDAQ QMX Group Convertible Sr Nt                        CONV 631103AA6    522  511000      302000          209000
National Oilwell Varco Inc                                COM  637071101    725   14158       11478            2680
NII Holdings Inc.  Convertible Notes                      CONV 62913FAJ1    478  474000      358000          116000
Old Rep Intl Corp Convertible Sr Nt                       CONV 680223AH7    484  535000      360000          175000
Oracle Corporation                                        COM  68389X105    978   34031       24771            9260
Parker-Hannifin Corp                                      COM  701094104    728   11538        8200            3338
Peabody Energy Corporation                                COM  704549104   3536  104357       92857           11500
Pepsico Inc.                                              COM  713448108    895   14455        9840            4615
Perrigo Company                                           COM  714290103   9701   99895       88645           11250
Pioneer Nat Res Co                                        COM  723787107   2558   38899       34529            4370
Pitney Bowes Inc.                                         COM  724479100    188   10005       10005               0
Procter & Gamble Co.                                      COM  742718109   1207   19107       15507            3600
ProShares Short QQQ                                       ETF  74347R602   1024   30044       30044               0
Qualcomm Inc.                                             COM  747525103   7801  160420      139095           21325
Radient Pharmaceuticals Corp                              COM  750341109   0.04   17000       17000               0
S&P 500 Depositary Receipt                                ETF  78462F103    633    5593        5593               0
Schlumberger Ltd.                                         COM  806857108    356    5962        4088            1874
Smucker J M Co. New                                       COM  832696405   4966   68133       61613            6520
SPDR Gold Trust Gold Shares                               ETF  78463V107    514    3250        3250               0
Spdr Sr Tr Lehman High Yield Bd ETF                       ETF  78464A417    384   10610        6610            4000
Starbucks Corporation                                     COM  855244109  10003  268262      237817           30445
Suncor Energy Inc.                                        COM  867224107    535   21032       15069            5963
Target Corporation                                        COM  87612E106    993   20248       14648            5600
Tech Data Corp. Convertible Subordinated Deb. 144A        CONV 878237AE6    285  285000      167000          118000
Transocean Inc.                                           COM  H8817H100    391    8179        6539            1640
Transocean Inc. Sr. Nt.                                   CONV 893830AW9    426  432000      397000           35000
Trinity Industries Inc. Convertible Subordinated Note     CONV 896522AF6    481  535000      370000          165000
Under Armour Inc.  Class A                                COM  904311107   6012   90527       80242           10285
Valeant Pharmaceuticals Intl Inc CDA                      COM  91911K102   4681  126107      111852           14255
Watson Pharmaceutical Inc.                                COM  942683103  10411  152547      135237           17310
Whiting Pete Corp. New                                    COM  966387102   3710  105759       93794           11965
Whole Foods Market Inc.                                   COM  966837106   6646  101768       91878            9890